Guaranteed Annuity Contract	12 Months Ended
Dec. 31, 2025
Rhinebeck Bank 401(k) Plan
Guaranteed Annuity Contract
Guaranteed Annuity Contract
4.	Guaranteed Annuity Contract

The Plan offers the option to invest in a guaranteed investment contract with Principal.  Principal maintains the contributions in a general account. The contract is considered fully benefit-responsive and is reported at contract value. Contract value represents contributions made under the contract, plus earnings, less participant withdrawals and administrative expenses.

The contract issuer is contractually obligated to repay the principal and interest at the specified interest rate that is guaranteed to the Plan. The crediting rate is based on a formula established by the contract issuer but may not be less than 1% or greater than 3%. The crediting rate is reviewed on a quarterly basis for resetting.

The Plan’s ability to receive amounts due in accordance with the contract is dependent on the contract issuer’s ability to meet their financial obligations. Their ability to meet their contractual obligations may be affected by future economic and regulatory developments.

Certain events might limit the ability of the Plan to transact at contract value with the contract issuer. Examples of such events include the following:

1.	The Plan’s failure to qualify under Section 401(a) of the IRC or the failure of the trust to be tax-exempt under Section 501(a) of the IRC.
2.	Premature termination of the contract.
3.	Plan termination or merger.
4.	Changes to the Plan’s prohibition on competing investment options.
5.	Bankruptcy of the Bank or other events (for example, divestitures or spinoffs of a subsidiary) that significantly affect the Plan’s normal operations.

No events are probable of occurring that might limit the ability of the Plan to transact at contract value with the contract issuer and that also would limit the ability of the Plan to transact at contract value with the participants.

In addition, certain events allow the contract issuer to terminate the contract with the Plan and settle at an amount different from contract value. Examples of such events may include the following:

1.	An uncured violation of the Plan’s investment guidelines.
2.	A breach of material obligation under the contract.
3.	A material misrepresentation.
4.	An amendment to the agreement without the consent of the contract issuer.